March 31, 2025
2025 Quarterly Report (Unaudited)

Large Cap Index Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.(a)	47,439	$ 24,950,542
Boeing Co.(a)(b)	489,351	83,458,813
BWX Technologies, Inc.	58,160	5,737,484
Curtiss-Wright Corp.	24,826	7,876,545
General Dynamics Corp.(b)	178,586	48,678,972
General Electric Co.	704,063	140,918,209
HEICO Corp.	28,549	7,628,007
HEICO Corp., Class A	53,258	11,235,840
Hexcel Corp.(b)	55,367	3,031,897
Howmet Aerospace, Inc.(b)	264,950	34,371,964
Huntington Ingalls Industries, Inc.(b)	25,109	5,123,240
L3Harris Technologies, Inc.(b)	123,831	25,919,067
Loar Holdings, Inc.(a)(b)	24,357	1,720,822
Lockheed Martin Corp.	137,956	61,626,325
Northrop Grumman Corp.	89,310	45,727,613
RTX Corp.	869,809	115,214,900
Spirit AeroSystems Holdings, Inc., Class A(a)	78,755	2,713,897
Standardaero, Inc.(a)(b)	68,784	1,832,406
Textron, Inc.	124,018	8,960,301
TransDigm Group, Inc.(b)	35,602	49,247,891
Woodward, Inc.(b)	38,486	7,023,310
		692,998,045
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	74,992	7,679,181
Expeditors International of Washington, Inc.(b)	91,659	11,021,995
FedEx Corp.(b)	144,398	35,201,344
GXO Logistics, Inc.(a)(b)	77,111	3,013,498
United Parcel Service, Inc., Class B(b)	476,827	52,446,202
		109,362,220
Automobile Components — 0.1%
Aptiv PLC(a)(b)	153,457	9,130,692
BorgWarner, Inc.	143,834	4,120,844
Gentex Corp.(b)	147,087	3,427,127
Lear Corp.(b)	35,187	3,104,197
QuantumScape Corp.(a)(b)	243,934	1,014,765
		20,797,625
Automobiles — 1.6%
Ford Motor Co.(b)	2,567,555	25,752,577
General Motors Co.	647,124	30,434,242
Harley-Davidson, Inc.(b)	75,704	1,911,526
Lucid Group, Inc.(a)(b)	595,268	1,440,548
Rivian Automotive, Inc., Class A(a)(b)	541,762	6,744,937
Tesla, Inc.(a)	1,818,106	471,180,351
Thor Industries, Inc.(b)	34,015	2,578,677
		540,042,858
Banks — 3.5%
Bank of America Corp.	4,355,877	181,770,747
Bank OZK(b)	67,908	2,950,603
BOK Financial Corp.(b)	14,744	1,535,588
Citigroup, Inc.	1,237,966	87,883,206
Citizens Financial Group, Inc.	287,102	11,762,569
Columbia Banking System, Inc.(b)	133,760	3,335,974
Comerica, Inc.	85,529	5,051,343
Commerce Bancshares, Inc.(b)	80,648	5,018,725
Cullen/Frost Bankers, Inc.(b)	39,499	4,945,275
East West Bancorp, Inc.(b)	89,820	8,062,243
Fifth Third Bancorp(b)	441,732	17,315,894
First Citizens BancShares, Inc., Class A(b)	7,718	14,310,098
Security	Shares	Value
Banks (continued)
First Hawaiian, Inc.(b)	86,417	$ 2,112,032
First Horizon Corp.	345,956	6,718,466
FNB Corp.(b)	244,111	3,283,293
Huntington Bancshares, Inc.	943,968	14,168,960
JPMorgan Chase & Co.(b)	1,837,834	450,820,680
KeyCorp.	594,479	9,505,719
M&T Bank Corp.	108,656	19,422,260
NU Holdings Ltd./Cayman Islands, Class A(a)(b)	2,121,667	21,725,870
Pinnacle Financial Partners, Inc.(b)	50,964	5,404,223
PNC Financial Services Group, Inc.	259,703	45,647,996
Popular, Inc.	45,406	4,194,152
Prosperity Bancshares, Inc.(b)	60,834	4,341,723
Regions Financial Corp.(b)	597,866	12,991,628
Synovus Financial Corp.(b)	94,406	4,412,536
TFS Financial Corp.(b)	35,153	435,546
Truist Financial Corp.	872,908	35,920,164
U.S. Bancorp(b)	1,019,757	43,054,141
Webster Financial Corp.(b)	112,748	5,812,159
Wells Fargo & Co.	2,152,881	154,555,327
Western Alliance Bancorp(b)	71,139	5,465,609
Wintrust Financial Corp.(b)	41,848	4,706,226
Zions Bancorp NA	87,941	4,384,738
		1,203,025,713
Beverages — 1.2%
Boston Beer Co., Inc., Class A(a)	5,434	1,297,857
Brown-Forman Corp., Class A(b)	30,607	1,024,416
Brown-Forman Corp., Class B(b)	111,990	3,800,941
Celsius Holdings, Inc.(a)	115,779	4,124,048
Coca-Cola Co.(b)	2,539,455	181,875,767
Coca-Cola Consolidated, Inc.(b)	3,834	5,175,900
Constellation Brands, Inc., Class A(b)	103,442	18,983,676
Keurig Dr. Pepper, Inc.(b)	780,410	26,705,630
Molson Coors Beverage Co., Class B(b)	110,281	6,712,804
Monster Beverage Corp.(a)	462,279	27,052,567
PepsiCo, Inc.	899,338	134,846,740
		411,600,346
Biotechnology — 2.0%
AbbVie, Inc.	1,158,964	242,826,137
Alnylam Pharmaceuticals, Inc.(a)	84,224	22,742,164
Amgen, Inc.	350,802	109,292,363
Apellis Pharmaceuticals, Inc.(a)	64,987	1,421,266
Biogen, Inc.(a)	95,251	13,034,147
BioMarin Pharmaceutical, Inc.(a)	123,052	8,698,546
Exact Sciences Corp.(a)(b)	117,799	5,099,519
Exelixis, Inc.(a)	184,634	6,816,687
Gilead Sciences, Inc.	816,373	91,474,595
GRAIL, Inc.(a)(b)	17,371	443,655
Incyte Corp.(a)	102,742	6,221,028
Ionis Pharmaceuticals, Inc.(a)(b)	96,933	2,924,469
Moderna, Inc.(a)(b)	210,005	5,953,642
Natera, Inc.(a)(b)	75,799	10,718,737
Neurocrine Biosciences, Inc.(a)	65,957	7,294,844
Regeneron Pharmaceuticals, Inc.	68,354	43,352,157
Roivant Sciences Ltd.(a)(b)	284,230	2,867,881
Sarepta Therapeutics, Inc.(a)	61,156	3,902,976
Ultragenyx Pharmaceutical, Inc.(a)	61,035	2,210,077
United Therapeutics Corp.(a)	28,550	8,801,108
Vertex Pharmaceuticals, Inc.(a)(b)	169,130	81,997,607
Viking Therapeutics, Inc.(a)	68,356	1,650,797
		679,744,402

Schedule of Investments (unaudited)(continued)
March 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Broadline Retail — 3.5%
Amazon.com, Inc.(a)(b)	6,140,153	$ 1,168,225,510
Coupang, Inc.(a)	757,279	16,607,128
Dillard’s, Inc., Class A(b)	2,021	723,781
eBay, Inc.(b)	312,998	21,199,355
Etsy, Inc.(a)	76,270	3,598,419
Kohl’s Corp.(b)	76,214	623,430
Macy’s, Inc.(b)	190,185	2,388,724
Nordstrom, Inc.(b)	70,287	1,718,517
Ollie’s Bargain Outlet Holdings, Inc.(a)	39,632	4,611,579
		1,219,696,443
Building Products — 0.6%
A O Smith Corp.(b)	78,596	5,137,035
AAON, Inc.(b)	45,856	3,582,729
Advanced Drainage Systems, Inc.(b)	46,790	5,083,733
Allegion PLC(b)	58,362	7,613,907
Armstrong World Industries, Inc.	29,252	4,121,022
AZEK Co., Inc.(a)	95,344	4,661,368
Builders FirstSource, Inc.(a)(b)	74,129	9,261,677
Carlisle Cos., Inc.(b)	29,149	9,925,234
Carrier Global Corp.(b)	548,636	34,783,522
Fortune Brands Innovations, Inc.(b)	79,498	4,839,838
Hayward Holdings, Inc.(a)	92,819	1,292,040
Johnson Controls International PLC	431,333	34,554,087
Lennox International, Inc.(b)	20,736	11,629,371
Masco Corp.	138,579	9,636,784
Owens Corning	56,708	8,099,037
Simpson Manufacturing Co., Inc.(b)	27,546	4,326,926
Trane Technologies PLC	148,075	49,889,429
Trex Co., Inc.(a)(b)	72,169	4,193,019
		212,630,758
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	20,357	3,420,587
Ameriprise Financial, Inc.(b)	62,907	30,453,908
Ares Management Corp., Class A(b)	120,972	17,735,705
Bank of New York Mellon Corp.(b)	471,303	39,528,183
Blackrock, Inc.(b)(c)	96,569	91,400,627
Blackstone, Inc., Class A	471,958	65,970,289
Blue Owl Capital, Inc.(b)	347,824	6,970,393
Carlyle Group, Inc.(b)	147,392	6,424,817
Cboe Global Markets, Inc.(b)	67,485	15,271,181
Charles Schwab Corp.	1,083,751	84,836,028
CME Group, Inc.	235,121	62,375,250
Coinbase Global, Inc., Class A(a)	132,479	22,816,858
Evercore, Inc., Class A(b)	21,978	4,389,446
FactSet Research Systems, Inc.	24,666	11,214,150
Franklin Resources, Inc.(b)	208,438	4,012,431
Goldman Sachs Group, Inc.(b)	197,336	107,802,683
Houlihan Lokey, Inc.(b)	34,888	5,634,412
Interactive Brokers Group, Inc., Class A	67,006	11,095,524
Intercontinental Exchange, Inc.	371,644	64,108,590
Invesco Ltd.	229,375	3,479,619
Janus Henderson Group PLC	82,030	2,965,385
Jefferies Financial Group, Inc.(b)	113,996	6,106,766
KKR & Co., Inc.	440,485	50,924,471
Lazard, Inc.(b)	72,574	3,142,454
LPL Financial Holdings, Inc.	48,671	15,922,231
MarketAxess Holdings, Inc.	24,615	5,325,455
Moody’s Corp.	103,353	48,130,459
Morgan Stanley	750,181	87,523,617
Morningstar, Inc.	17,115	5,132,275
MSCI, Inc., Class A	49,699	28,104,784
Security	Shares	Value
Capital Markets (continued)
Nasdaq, Inc.	269,325	$ 20,430,994
Northern Trust Corp.	125,706	12,400,897
Raymond James Financial, Inc.(b)	132,503	18,405,992
Robinhood Markets, Inc., Class A(a)	440,265	18,323,829
S&P Global, Inc.	204,711	104,013,659
SEI Investments Co.(b)	64,104	4,976,394
State Street Corp.(b)	191,439	17,139,534
Stifel Financial Corp.	65,910	6,212,677
T Rowe Price Group, Inc.(b)	143,414	13,175,444
TPG, Inc.(b)	58,645	2,781,532
Tradeweb Markets, Inc., Class A	75,886	11,266,036
Virtu Financial, Inc., Class A	52,586	2,004,578
XP, Inc., Class A	268,231	3,688,176
		1,147,038,320
Chemicals — 1.3%
Air Products and Chemicals, Inc.(b)	145,165	42,812,062
Albemarle Corp.(b)	77,677	5,594,298
Ashland, Inc.(b)	28,603	1,695,872
Axalta Coating Systems Ltd.(a)	142,604	4,730,175
Celanese Corp., Class A(b)	70,507	4,002,682
CF Industries Holdings, Inc.(b)	112,847	8,818,993
Chemours Co.(b)	94,960	1,284,809
Corteva, Inc.(b)	451,577	28,417,741
Dow, Inc.(b)	460,205	16,070,359
DuPont de Nemours, Inc.	273,450	20,421,246
Eastman Chemical Co.(b)	76,103	6,705,435
Ecolab, Inc.	163,276	41,393,731
Element Solutions, Inc.(b)	142,592	3,224,005
FMC Corp.(b)	84,309	3,556,997
Huntsman Corp.	100,247	1,582,900
International Flavors & Fragrances, Inc.(b)	167,187	12,975,383
Linde PLC	314,295	146,348,324
LyondellBasell Industries NV, Class A(b)	170,798	12,024,179
Mosaic Co.	207,945	5,616,594
NewMarket Corp.(b)	4,529	2,565,452
Olin Corp.	71,273	1,727,657
PPG Industries, Inc.	151,176	16,531,096
RPM International, Inc.	84,390	9,762,235
Scotts Miracle-Gro Co.(b)	27,058	1,485,214
Sherwin-Williams Co.	153,391	53,562,603
Westlake Corp.	21,978	2,198,459
		455,108,501
Commercial Services & Supplies — 0.6%
Cintas Corp.	226,127	46,475,882
Clean Harbors, Inc.(a)(b)	32,562	6,417,970
Copart, Inc.(a)(b)	570,379	32,277,748
MSA Safety, Inc.(b)	23,308	3,419,050
RB Global, Inc.	118,199	11,855,360
Republic Services, Inc.	134,212	32,500,778
Rollins, Inc.	183,155	9,895,865
Tetra Tech, Inc.	178,255	5,213,959
Veralto Corp.(b)	162,732	15,858,233
Vestis Corp.	75,700	749,430
Waste Management, Inc.	262,267	60,717,433
		225,381,708
Communications Equipment — 0.8%
Arista Networks, Inc.(a)	673,893	52,213,230
Ciena Corp.(a)(b)	93,993	5,679,997
Cisco Systems, Inc.(b)	2,610,969	161,122,897
F5, Inc.(a)	37,271	9,924,149
Juniper Networks, Inc.	209,036	7,565,013
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Lumentum Holdings, Inc.(a)(b)	43,302	$ 2,699,447
Motorola Solutions, Inc.(b)	107,773	47,184,097
Ubiquiti, Inc.(b)	2,640	818,769
		287,207,599
Construction & Engineering — 0.2%
AECOM	88,307	8,188,708
API Group Corp.(a)(b)	147,163	5,262,549
Comfort Systems USA, Inc.(b)	23,154	7,463,229
EMCOR Group, Inc.	29,314	10,835,334
Everus Construction Group, Inc.(a)(b)	33,791	1,253,308
MasTec, Inc.(a)	41,011	4,786,394
Quanta Services, Inc.(b)	94,974	24,140,491
Valmont Industries, Inc.	13,519	3,857,917
WillScot Holdings Corp.(b)	117,451	3,265,138
		69,053,068
Construction Materials — 0.2%
CRH PLC	449,297	39,524,657
Eagle Materials, Inc.(b)	21,548	4,782,147
Martin Marietta Materials, Inc.(b)	40,083	19,164,885
Vulcan Materials Co.	86,523	20,185,816
		83,657,505
Consumer Finance — 0.6%
Ally Financial, Inc.(b)	175,911	6,415,474
American Express Co.(b)	362,442	97,515,020
Capital One Financial Corp.(b)	247,600	44,394,680
Credit Acceptance Corp.(a)	4,151	2,143,369
Discover Financial Services	163,502	27,909,791
OneMain Holdings, Inc.(b)	72,266	3,532,362
SLM Corp.	127,560	3,746,437
SoFi Technologies, Inc.(a)(b)	698,366	8,121,997
Synchrony Financial	255,366	13,519,076
		207,298,206
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A(b)	279,911	6,155,243
BJ’s Wholesale Club Holdings, Inc.(a)	85,535	9,759,543
Casey’s General Stores, Inc.(b)	24,196	10,502,032
Costco Wholesale Corp.	290,010	274,285,658
Dollar General Corp.(b)	143,946	12,657,172
Dollar Tree, Inc.(a)	132,728	9,963,891
Grocery Outlet Holding Corp.(a)	63,616	889,352
Kroger Co.(b)	433,822	29,365,411
Maplebear, Inc.(a)	112,159	4,474,023
Performance Food Group Co.(a)(b)	98,734	7,763,454
Sysco Corp.	321,379	24,116,280
Target Corp.(b)	302,602	31,579,545
U.S. Foods Holding Corp.(a)	144,292	9,445,354
Walgreens Boots Alliance, Inc.(b)	467,227	5,218,926
Walmart, Inc.(b)	2,839,175	249,251,173
		685,427,057
Containers & Packaging — 0.3%
Amcor PLC(b)	948,188	9,197,423
AptarGroup, Inc.(b)	42,607	6,322,027
Avery Dennison Corp.	52,379	9,321,891
Ball Corp.(b)	191,196	9,955,576
Berry Global Group, Inc.(b)	76,726	5,356,242
Crown Holdings, Inc.(b)	76,882	6,862,487
Graphic Packaging Holding Co.(b)	190,360	4,941,746
International Paper Co.(b)	342,224	18,257,650
Packaging Corp. of America	57,959	11,477,041
Sealed Air Corp.(b)	93,752	2,709,433
Security	Shares	Value
Containers & Packaging (continued)
Silgan Holdings, Inc.	53,550	$ 2,737,476
Smurfit WestRock PLC(b)	337,977	15,229,244
Sonoco Products Co.(b)	65,905	3,113,352
		105,481,588
Distributors(b) — 0.1%
Genuine Parts Co.	90,928	10,833,162
LKQ Corp.	173,451	7,378,606
Pool Corp.	24,107	7,674,463
		25,886,231
Diversified Consumer Services — 0.1%
ADT, Inc.	223,185	1,816,726
Bright Horizons Family Solutions, Inc.(a)	36,928	4,691,333
Duolingo, Inc., Class A(a)(b)	24,809	7,704,187
Grand Canyon Education, Inc.(a)	18,505	3,201,735
H&R Block, Inc.	90,197	4,952,717
Service Corp. International(b)	92,122	7,388,185
		29,754,883
Diversified REITs — 0.0%
WP Carey, Inc.	143,305	9,043,979
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	4,695,930	132,800,900
ESC GCI Liberty, Inc. (d)	56,944	1
Frontier Communications Parent, Inc.(a)	156,277	5,604,093
Iridium Communications, Inc.(b)	69,370	1,895,188
Liberty Global Ltd., Class A(a)	107,807	1,240,859
Liberty Global Ltd., Class C(a)	113,343	1,356,716
Verizon Communications, Inc.(b)	2,756,622	125,040,374
		267,938,131
Electric Utilities — 1.5%
Alliant Energy Corp.	168,742	10,858,548
American Electric Power Co., Inc.(b)	348,436	38,073,602
Constellation Energy Corp.(b)	205,948	41,525,295
Duke Energy Corp.	504,677	61,555,454
Edison International	249,675	14,710,851
Entergy Corp.(b)	278,771	23,832,133
Evergy, Inc.	147,474	10,168,332
Eversource Energy(b)	240,219	14,920,002
Exelon Corp.	654,259	30,148,255
FirstEnergy Corp.(b)	379,365	15,333,933
IDACORP, Inc.	35,923	4,174,971
NextEra Energy, Inc.(b)	1,345,046	95,350,311
NRG Energy, Inc.(b)	131,046	12,509,651
OGE Energy Corp.(b)	129,931	5,971,629
PG&E Corp.(b)	1,427,733	24,528,453
Pinnacle West Capital Corp.(b)	74,317	7,078,694
PPL Corp.	482,876	17,436,652
Southern Co.(b)	716,282	65,862,130
Xcel Energy, Inc.(b)	375,854	26,606,705
		520,645,601
Electrical Equipment — 0.8%
Acuity Brands, Inc.(b)	20,494	5,397,095
AMETEK, Inc.	150,955	25,985,394
Eaton Corp. PLC	258,131	70,167,750
Emerson Electric Co.(b)	373,723	40,974,990
GE Vernova, Inc.	178,197	54,399,980
Generac Holdings, Inc.(a)	37,963	4,808,014
Hubbell, Inc.	35,007	11,584,166
nVent Electric PLC(b)	105,163	5,512,644
Regal Rexnord Corp.(b)	43,454	4,947,238

Schedule of Investments (unaudited)(continued)
March 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Rockwell Automation, Inc.(b)	74,382	$ 19,218,821
Sensata Technologies Holding PLC(b)	104,167	2,528,133
Vertiv Holdings Co., Class A	234,083	16,900,793
		262,425,018
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	772,545	50,671,227
Arrow Electronics, Inc.(a)	35,218	3,656,685
Avnet, Inc.(b)	57,403	2,760,510
CDW Corp.	87,842	14,077,559
Cognex Corp.(b)	106,868	3,187,872
Coherent Corp.(a)(b)	83,080	5,395,215
Corning, Inc.	501,166	22,943,380
Crane NXT Co.(b)	29,782	1,530,795
Ingram Micro Holding Corp.(b)	15,671	278,004
IPG Photonics Corp.(a)	19,319	1,219,802
Jabil, Inc.(b)	71,330	9,705,873
Keysight Technologies, Inc.(a)	113,933	17,063,745
Littelfuse, Inc.	15,318	3,013,663
TD SYNNEX Corp.(b)	49,095	5,103,916
Teledyne Technologies, Inc.(a)	30,267	15,064,189
Trimble, Inc.(a)	159,217	10,452,596
Vontier Corp.	100,494	3,301,228
Zebra Technologies Corp., Class A(a)	32,961	9,313,460
		178,739,719
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A(b)	652,653	28,684,099
Halliburton Co.	576,428	14,623,978
NOV, Inc.(b)	259,620	3,951,417
Schlumberger NV(b)	923,235	38,591,223
TechnipFMC PLC	272,484	8,635,018
Weatherford International PLC	46,901	2,511,549
		96,997,284
Entertainment — 1.6%
Electronic Arts, Inc.	172,799	24,972,912
Liberty Media Corp.-Liberty Formula One, Class C(a)	135,824	12,225,518
Liberty Media Corp.-Liberty Formula One, Class A(a)	14,208	1,157,526
Liberty Media Corp.-Liberty Live, Class A(a)	13,217	888,711
Liberty Media Corp.-Liberty Live, Class C(a)	29,820	2,031,935
Live Nation Entertainment, Inc.(a)(b)	103,241	13,481,210
Madison Square Garden Sports Corp.(a)	12,427	2,419,785
Netflix, Inc.(a)	279,896	261,011,417
Playtika Holding Corp.(b)	58,799	303,991
ROBLOX Corp., Class A(a)	343,394	20,016,436
Roku, Inc.(a)	82,561	5,815,597
Spotify Technology SA(a)	96,113	52,865,033
Take-Two Interactive Software, Inc.(a)	112,733	23,363,914
TKO Group Holdings, Inc.	51,579	7,881,787
Walt Disney Co.	1,187,870	117,242,769
Warner Bros Discovery, Inc.(a)	1,587,069	17,029,250
		562,707,791
Financial Services — 4.7%
Affirm Holdings, Inc.(a)	172,526	7,796,450
Apollo Global Management, Inc.(b)	341,210	46,725,297
Berkshire Hathaway, Inc., Class B(a)	1,197,380	637,700,640
Block, Inc.(a)	365,833	19,875,707
Corpay, Inc.(a)	44,117	15,384,480
Equitable Holdings, Inc.	205,045	10,680,794
Euronet Worldwide, Inc.(a)(b)	27,525	2,941,046
Security	Shares	Value
Financial Services (continued)
Fidelity National Information Services, Inc.	352,835	$ 26,349,718
Fiserv, Inc.(a)	370,419	81,799,628
Global Payments, Inc.	166,429	16,296,728
Jack Henry & Associates, Inc.(b)	47,813	8,730,654
Mastercard, Inc., Class A	533,434	292,385,844
MGIC Investment Corp.	166,611	4,128,621
PayPal Holdings, Inc.(a)	655,853	42,794,408
Rocket Cos., Inc., Class A(b)	99,097	1,196,101
Shift4 Payments, Inc., Class A(a)(b)	42,338	3,459,438
Toast, Inc., Class A(a)(b)	302,221	10,024,671
UWM Holdings Corp.(b)	64,344	351,318
Visa, Inc., Class A	1,128,504	395,495,512
Voya Financial, Inc.	66,349	4,495,808
Western Union Co.(b)	182,073	1,926,332
WEX, Inc.(a)(b)	26,123	4,101,834
		1,634,641,029
Food Products — 0.7%
Archer-Daniels-Midland Co.(b)	311,787	14,968,894
Bunge Global SA(b)	87,591	6,693,704
Conagra Brands, Inc.(b)	316,144	8,431,560
Darling Ingredients, Inc.(a)	103,764	3,241,587
Flowers Foods, Inc.(b)	116,150	2,208,012
Freshpet, Inc.(a)	32,228	2,680,403
General Mills, Inc.(b)	361,757	21,629,451
Hershey Co.(b)	95,228	16,286,845
Hormel Foods Corp.	188,914	5,844,999
Ingredion, Inc.(b)	42,922	5,803,484
J.M. Smucker Co.(b)	67,339	7,973,611
Kellanova(b)	171,410	14,139,611
Kraft Heinz Co.(b)	581,171	17,685,034
Lamb Weston Holdings, Inc.(b)	93,590	4,988,347
McCormick & Co., Inc.(b)	165,871	13,652,842
Mondelez International, Inc., Class A(b)	875,924	59,431,443
Pilgrim’s Pride Corp.(a)	28,135	1,533,639
Post Holdings, Inc.(a)	34,590	4,024,892
Seaboard Corp.(b)	115	310,169
Smithfield Foods, Inc.(a)	16,486	336,150
The Campbell’s Co.(b)	128,925	5,146,686
Tyson Foods, Inc., Class A(b)	181,803	11,600,849
		228,612,212
Gas Utilities — 0.1%
Atmos Energy Corp.(b)	101,214	15,645,660
MDU Resources Group, Inc.	135,166	2,285,657
National Fuel Gas Co.(b)	60,405	4,783,472
UGI Corp.(b)	135,489	4,480,621
		27,195,410
Ground Transportation — 0.9%
Avis Budget Group, Inc.(a)(b)	9,824	745,642
CSX Corp.	1,260,588	37,099,105
JB Hunt Transport Services, Inc.	52,239	7,728,760
Knight-Swift Transportation Holdings, Inc.	105,463	4,586,586
Landstar System, Inc.(b)	23,089	3,467,968
Lyft, Inc., Class A(a)	233,757	2,774,695
Norfolk Southern Corp.	147,792	35,004,535
Old Dominion Freight Line, Inc.	126,476	20,925,454
Ryder System, Inc.(b)	26,704	3,840,302
Saia, Inc.(a)(b)	17,620	6,156,957
Schneider National, Inc., Class B(b)	26,348	602,052
Uber Technologies, Inc.(a)	1,329,554	96,871,304
U-Haul Holding Co.(a)	5,406	353,336
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
U-Haul Holding Co.	66,495	$ 3,935,174
Union Pacific Corp.	399,057	94,273,226
XPO, Inc.(a)(b)	75,822	8,156,931
		326,522,027
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories(b)	1,131,459	150,088,036
Align Technology, Inc.(a)	48,734	7,741,883
Baxter International, Inc.(b)	333,173	11,404,512
Becton Dickinson & Co.	189,085	43,311,810
Boston Scientific Corp.(a)	960,771	96,922,579
Cooper Cos., Inc.(a)(b)	127,606	10,763,566
DENTSPLY SIRONA, Inc.(b)	127,988	1,912,141
Dexcom, Inc.(a)	255,115	17,421,803
Edwards Lifesciences Corp.(a)	381,253	27,633,218
Enovis Corp.(a)	34,315	1,311,176
Envista Holdings Corp.(a)(b)	105,055	1,813,249
GE HealthCare Technologies, Inc.(a)(b)	297,309	23,995,809
Globus Medical, Inc., Class A(a)(b)	73,027	5,345,576
Hologic, Inc.(a)(b)	145,681	8,998,715
IDEXX Laboratories, Inc.(a)	53,144	22,317,823
Inspire Medical Systems, Inc.(a)	18,737	2,984,429
Insulet Corp.(a)	45,661	11,991,035
Intuitive Surgical, Inc.(a)	231,093	114,453,430
Masimo Corp.(a)(b)	28,219	4,701,285
Medtronic PLC	839,681	75,453,735
Penumbra, Inc.(a)(b)	23,949	6,404,202
QuidelOrtho Corp.(a)	45,000	1,573,650
ResMed, Inc.	95,070	21,281,420
Solventum Corp.(a)	89,909	6,836,680
STERIS PLC(b)	63,206	14,325,640
Stryker Corp.(b)	236,706	88,113,809
Teleflex, Inc.	31,368	4,334,744
Zimmer Biomet Holdings, Inc.(b)	130,197	14,735,697
		798,171,652
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(a)(b)	59,878	1,815,501
Amedisys, Inc.(a)(b)	22,329	2,068,335
Cardinal Health, Inc.	159,255	21,940,561
Cencora, Inc.	113,280	31,502,035
Centene Corp.(a)	330,001	20,034,361
Chemed Corp.(b)	9,845	6,057,825
Cigna Group	175,981	57,897,749
CVS Health Corp.	825,066	55,898,222
DaVita, Inc.(a)(b)	31,715	4,851,444
Elevance Health, Inc.(b)	152,094	66,154,806
Encompass Health Corp.	66,171	6,701,799
HCA Healthcare, Inc.(b)	121,071	41,836,084
Henry Schein, Inc.(a)(b)	82,349	5,640,083
Humana, Inc.	78,831	20,858,683
Labcorp Holdings, Inc.(b)	54,955	12,790,227
McKesson Corp.	82,745	55,686,558
Molina Healthcare, Inc.(a)	36,626	12,064,238
Premier, Inc., Class A(b)	58,066	1,119,512
Quest Diagnostics, Inc.(b)	72,572	12,279,182
Tenet Healthcare Corp.(a)	63,345	8,519,903
UnitedHealth Group, Inc.(b)	601,596	315,085,905
Universal Health Services, Inc., Class B	37,689	7,081,763
		767,884,776
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.(b)	112,575	10,414,313
Healthcare Realty Trust, Inc.(b)	236,673	3,999,774
Security	Shares	Value
Health Care REITs (continued)
Healthpeak Properties, Inc.(b)	450,081	$ 9,100,638
Medical Properties Trust, Inc.(b)	386,511	2,330,661
Omega Healthcare Investors, Inc.(b)	180,763	6,883,455
Ventas, Inc.	273,659	18,816,793
Welltower, Inc.(b)	403,075	61,755,121
		113,300,755
Health Care Technology(a) — 0.1%
Certara, Inc.(b)	72,883	721,542
Doximity, Inc., Class A	81,747	4,743,778
Veeva Systems, Inc., Class A	96,440	22,338,397
		27,803,717
Hotel & Resort REITs(b) — 0.0%
Host Hotels & Resorts, Inc.	446,844	6,349,653
Park Hotels & Resorts, Inc.	137,179	1,465,072
		7,814,725
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	278,797	33,305,090
Aramark(b)	173,873	6,002,096
Booking Holdings, Inc.	21,655	99,762,636
Boyd Gaming Corp.(b)	42,422	2,792,640
Caesars Entertainment, Inc.(a)	136,557	3,413,925
Carnival Corp.(a)	671,252	13,109,551
Cava Group, Inc.(a)	51,012	4,407,947
Chipotle Mexican Grill, Inc.(a)	893,437	44,859,472
Choice Hotels International, Inc.(b)	17,682	2,347,816
Churchill Downs, Inc.	45,625	5,067,569
Darden Restaurants, Inc.	76,689	15,932,907
Domino’s Pizza, Inc.(b)	22,733	10,444,677
DoorDash, Inc., Class A(a)	231,154	42,248,017
DraftKings, Inc., Class A(a)	300,066	9,965,192
Dutch Bros, Inc., Class A(a)	70,278	4,338,964
Expedia Group, Inc.(b)	79,434	13,352,855
Hilton Worldwide Holdings, Inc.(b)	156,629	35,640,929
Hyatt Hotels Corp., Class A	25,641	3,141,022
Las Vegas Sands Corp.(b)	225,750	8,720,722
Light & Wonder, Inc.(a)	57,771	5,003,546
Marriott International, Inc., Class A(b)	148,084	35,273,609
Marriott Vacations Worldwide Corp.(b)	21,045	1,351,931
McDonald’s Corp.	471,342	147,233,100
MGM Resorts International(a)(b)	150,192	4,451,691
Norwegian Cruise Line Holdings Ltd.(a)(b)	285,325	5,409,762
Penn Entertainment, Inc.(a)(b)	102,537	1,672,378
Planet Fitness, Inc., Class A(a)	54,688	5,283,408
Royal Caribbean Cruises Ltd.(b)	155,015	31,846,282
Starbucks Corp.(b)	741,152	72,699,600
Texas Roadhouse, Inc.	43,795	7,297,561
Travel & Leisure Co.	43,012	1,991,025
Vail Resorts, Inc.(b)	25,073	4,012,181
Wendy’s Co.	117,565	1,719,976
Wingstop, Inc.	18,458	4,163,756
Wyndham Hotels & Resorts, Inc.(b)	51,116	4,626,509
Wynn Resorts Ltd.(b)	65,062	5,432,677
Yum! Brands, Inc.(b)	184,237	28,991,534
		727,314,553
Household Durables — 0.4%
D.R. Horton, Inc.(b)	186,080	23,656,350
Garmin Ltd.	101,249	21,984,195
Leggett & Platt, Inc.	87,296	690,511
Lennar Corp., Class A(b)	149,984	17,215,164
Lennar Corp., Class B(b)	6,036	658,347
Mohawk Industries, Inc.(a)	34,037	3,886,345

Schedule of Investments (unaudited)(continued)
March 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Newell Brands, Inc.(b)	249,880	$ 1,549,256
NVR, Inc.(a)	1,822	13,199,279
PulteGroup, Inc.	134,183	13,794,012
SharkNinja, Inc.(a)(b)	43,018	3,588,131
Tempur Sealy International, Inc.(b)	109,116	6,533,866
Toll Brothers, Inc.	65,623	6,929,133
TopBuild Corp.(a)	18,831	5,742,514
Whirlpool Corp.(b)	33,148	2,987,629
		122,414,732
Household Products — 1.1%
Church & Dwight Co., Inc.	159,518	17,561,336
Clorox Co.(b)	82,159	12,097,913
Colgate-Palmolive Co.	531,527	49,804,080
Kimberly-Clark Corp.(b)	216,867	30,842,825
Procter & Gamble Co.	1,543,548	263,051,450
Reynolds Consumer Products, Inc.(b)	33,158	791,150
Spectrum Brands Holdings, Inc.(b)	19,048	1,362,884
		375,511,638
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.(b)	466,133	5,789,372
Brookfield Renewable Corp.(b)	91,361	2,550,799
Clearway Energy, Inc., Class A	22,840	650,027
Clearway Energy, Inc., Class C(b)	53,375	1,615,661
Vistra Corp.	221,844	26,053,359
		36,659,218
Industrial Conglomerates — 0.4%
3M Co.(b)	355,689	52,236,487
Honeywell International, Inc.	426,263	90,261,190
		142,497,677
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	181,695	3,899,175
EastGroup Properties, Inc.(b)	32,920	5,798,858
First Industrial Realty Trust, Inc.	86,433	4,663,925
Lineage, Inc.(b)	40,725	2,387,707
Prologis, Inc.(b)	604,412	67,567,217
Rexford Industrial Realty, Inc.(b)	143,757	5,628,087
STAG Industrial, Inc.(b)	117,012	4,226,473
		94,171,442
Insurance — 2.5%
Aflac, Inc.	361,077	40,148,152
Allstate Corp.	171,765	35,567,379
American Financial Group, Inc.(b)	48,098	6,317,191
American International Group, Inc.	414,314	36,020,459
Aon PLC, Class A(b)	128,398	51,242,358
Arch Capital Group Ltd.(b)	235,874	22,686,361
Arthur J Gallagher & Co.	160,759	55,500,437
Assurant, Inc.(b)	33,190	6,961,602
Assured Guaranty Ltd.	32,011	2,820,169
Axis Capital Holdings Ltd.	48,820	4,893,717
Brighthouse Financial, Inc.(a)	36,662	2,126,029
Brown & Brown, Inc.(b)	156,150	19,425,060
Chubb Ltd.	264,647	79,920,747
Cincinnati Financial Corp.	100,096	14,786,181
CNA Financial Corp.(b)	17,991	913,763
Everest Group Ltd.	28,003	10,174,330
Fidelity National Financial, Inc.	166,043	10,806,078
First American Financial Corp.	61,946	4,065,516
Globe Life, Inc.(b)	57,148	7,527,535
Hanover Insurance Group, Inc.(b)	22,509	3,915,441
Hartford Financial Services Group, Inc.	189,270	23,418,377
Security	Shares	Value
Insurance (continued)
Kemper Corp.	41,911	$ 2,801,750
Kinsale Capital Group, Inc.(b)	14,711	7,159,991
Lincoln National Corp.(b)	108,430	3,893,721
Loews Corp.	115,946	10,656,597
Markel Group, Inc.(a)	8,285	15,489,719
Marsh & McLennan Cos., Inc.	322,499	78,699,431
MetLife, Inc.	379,477	30,468,208
Old Republic International Corp.(b)	154,357	6,053,882
Primerica, Inc.(b)	22,022	6,265,920
Principal Financial Group, Inc.(b)	149,885	12,645,797
Progressive Corp.(b)	382,372	108,215,100
Prudential Financial, Inc.	235,035	26,248,709
Reinsurance Group of America, Inc.	42,870	8,441,103
RenaissanceRe Holdings Ltd.	33,728	8,094,720
RLI Corp.(b)	56,481	4,537,119
Ryan Specialty Holdings, Inc.(b)	66,809	4,935,181
Travelers Cos., Inc.	147,854	39,101,469
Unum Group(b)	106,257	8,655,695
W.R. Berkley Corp.	190,443	13,551,924
White Mountains Insurance Group Ltd.	1,550	2,985,005
Willis Towers Watson PLC(b)	65,843	22,251,642
		860,389,565
Interactive Media & Services — 5.6%
Alphabet, Inc., Class A	3,845,142	594,612,759
Alphabet, Inc., Class C	3,174,441	495,942,917
IAC, Inc.(a)(b)	45,342	2,083,012
Match Group, Inc.(b)	166,492	5,194,550
Meta Platforms, Inc., Class A	1,433,342	826,120,995
Pinterest, Inc., Class A(a)	384,791	11,928,521
TripAdvisor, Inc.(a)	69,707	987,748
Trump Media & Technology Group Corp., Class A(a)(b)	37,898	740,527
ZoomInfo Technologies, Inc., Class A(a)	205,582	2,055,820
		1,939,666,849
IT Services — 1.3%
Accenture PLC, Class A	410,454	128,078,066
Akamai Technologies, Inc.(a)	98,870	7,959,035
Amdocs Ltd.(b)	73,808	6,753,432
Cloudflare, Inc., Class A(a)	199,099	22,436,466
Cognizant Technology Solutions Corp., Class A(b)	325,455	24,897,308
DXC Technology Co.(a)	114,561	1,953,265
EPAM Systems, Inc.(a)	35,505	5,994,664
Gartner, Inc.(a)	49,281	20,685,207
Globant SA(a)	26,877	3,163,960
GoDaddy, Inc., Class A(a)	91,410	16,466,597
International Business Machines Corp.	600,098	149,220,369
Kyndryl Holdings, Inc.(a)	149,104	4,681,866
MongoDB, Inc., Class A(a)	47,323	8,300,454
Okta, Inc.(a)	104,834	11,030,634
Snowflake, Inc., Class A(a)	204,201	29,846,018
Twilio, Inc., Class A(a)	98,602	9,654,122
VeriSign, Inc.(a)	54,860	13,927,308
		465,048,771
Leisure Products — 0.0%
Brunswick Corp.(b)	42,261	2,275,755
Hasbro, Inc.(b)	91,113	5,602,538
Mattel, Inc.(a)(b)	219,185	4,258,765
Polaris, Inc.(b)	31,251	1,279,416
YETI Holdings, Inc.(a)	55,061	1,822,519
		15,238,993
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services — 1.0%
10X Genomics, Inc., Class A(a)	61,186	$ 534,154
Agilent Technologies, Inc.	187,779	21,966,387
Avantor, Inc.(a)(b)	448,496	7,270,120
Azenta, Inc.(a)(b)	30,848	1,068,575
Bio-Rad Laboratories, Inc., Class A(a)(b)	12,891	3,139,732
Bio-Techne Corp.(b)	103,432	6,064,218
Bruker Corp.(b)	73,100	3,051,194
Charles River Laboratories International, Inc.(a)	32,638	4,912,672
Danaher Corp.	422,234	86,557,970
Fortrea Holdings, Inc.(a)	57,757	436,065
Illumina, Inc.(a)	103,041	8,175,273
IQVIA Holdings, Inc.(a)(b)	117,854	20,777,660
Medpace Holdings, Inc.(a)	16,719	5,094,112
Mettler-Toledo International, Inc.(a)	13,671	16,144,221
QIAGEN NV(b)	138,259	5,551,099
Repligen Corp.(a)(b)	37,260	4,740,962
Revvity, Inc.(b)	78,884	8,345,927
Sotera Health Co.(a)	89,715	1,046,077
Thermo Fisher Scientific, Inc.	249,806	124,303,466
Waters Corp.(a)	38,602	14,227,539
West Pharmaceutical Services, Inc.(b)	47,463	10,626,017
		354,033,440
Machinery — 1.7%
AGCO Corp.(b)	42,045	3,892,106
Allison Transmission Holdings, Inc.(b)	56,274	5,383,734
Caterpillar, Inc.	315,758	104,136,988
CNH Industrial NV(b)	564,693	6,934,430
Crane Co.	33,048	5,062,293
Cummins, Inc.	89,336	28,001,476
Deere & Co.(b)	163,028	76,517,192
Donaldson Co., Inc.(b)	76,992	5,163,084
Dover Corp.	89,657	15,750,942
Esab Corp.(b)	36,615	4,265,647
Flowserve Corp.	83,902	4,097,774
Fortive Corp.(b)	226,753	16,593,785
Gates Industrial Corp. PLC(a)	152,137	2,800,842
Graco, Inc.(b)	109,442	9,139,501
IDEX Corp.	50,073	9,061,711
Illinois Tool Works, Inc.(b)	191,435	47,477,794
Ingersoll Rand, Inc.(b)	263,886	21,118,797
ITT, Inc.	53,249	6,877,641
Lincoln Electric Holdings, Inc.(b)	36,727	6,947,279
Middleby Corp.(a)	35,182	5,346,960
Nordson Corp.(b)	36,434	7,349,466
Oshkosh Corp.(b)	42,070	3,957,946
Otis Worldwide Corp.	260,987	26,933,858
PACCAR, Inc.	336,349	32,750,302
Parker-Hannifin Corp.	83,667	50,856,986
Pentair PLC	109,858	9,610,378
RBC Bearings, Inc.(a)(b)	18,422	5,927,647
Snap-on, Inc.(b)	34,151	11,509,228
Stanley Black & Decker, Inc.(b)	101,383	7,794,325
Timken Co.(b)	42,879	3,081,714
Toro Co.(b)	64,603	4,699,868
Westinghouse Air Brake Technologies Corp.	111,461	20,213,452
Xylem, Inc.(b)	158,000	18,874,680
		588,129,826
Marine Transportation — 0.0%
Kirby Corp.(a)	37,673	3,805,350
Media — 0.6%
Charter Communications, Inc., Class A(a)(b)	60,745	22,386,355
Security	Shares	Value
Media (continued)
Comcast Corp., Class A	2,452,954	$ 90,514,003
Fox Corp., Class A(b)	144,589	8,183,737
Fox Corp., Class B	89,545	4,719,917
Interpublic Group of Cos., Inc.	240,302	6,526,602
Liberty Broadband Corp., Class A(a)	10,629	903,465
Liberty Broadband Corp., Class C(a)	71,003	6,038,805
New York Times Co., Class A(b)	100,598	4,989,661
News Corp., Class A	243,279	6,622,054
News Corp., Class B(b)	72,414	2,199,213
Nexstar Media Group, Inc.(b)	19,974	3,579,740
Omnicom Group, Inc.(b)	126,639	10,499,640
Paramount Global, Class A(b)	7,797	177,382
Paramount Global, Class B(b)	371,785	4,446,549
Sirius XM Holdings, Inc.(b)	134,564	3,033,745
Trade Desk, Inc., Class A(a)(b)	291,934	15,974,629
		190,795,497
Metals & Mining — 0.4%
Alcoa Corp.	163,562	4,988,641
ATI, Inc.(a)	80,197	4,172,650
Cleveland-Cliffs, Inc.(a)(b)	336,527	2,766,252
Freeport-McMoRan, Inc.	936,009	35,437,301
MP Materials Corp.(a)(b)	78,767	1,922,702
Newmont Corp.	745,300	35,983,084
Nucor Corp.(b)	153,938	18,524,899
Reliance, Inc.(b)	34,821	10,054,564
Royal Gold, Inc.(b)	42,991	7,029,458
Southern Copper Corp.(b)	59,338	5,545,729
Steel Dynamics, Inc.(b)	93,384	11,680,471
U.S. Steel Corp.	145,066	6,130,489
		144,236,240
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.(b)	553,170	5,299,368
Annaly Capital Management, Inc.(b)	374,158	7,599,149
Rithm Capital Corp.	347,544	3,979,379
Starwood Property Trust, Inc.(b)	212,617	4,203,438
		21,081,334
Multi-Utilities — 0.6%
Ameren Corp.(b)	174,846	17,554,538
CenterPoint Energy, Inc.(b)	416,924	15,105,157
CMS Energy Corp.	192,289	14,442,827
Consolidated Edison, Inc.	226,455	25,043,658
Dominion Energy, Inc.(b)	548,019	30,727,425
DTE Energy Co.(b)	135,170	18,689,956
NiSource, Inc.	306,220	12,276,360
Public Service Enterprise Group, Inc.	326,069	26,835,479
Sempra	414,279	29,562,949
WEC Energy Group, Inc.(b)	206,802	22,537,282
		212,775,631
Office REITs — 0.1%
BXP, Inc.(b)	105,172	7,066,507
Cousins Properties, Inc.	108,399	3,197,770
Highwoods Properties, Inc.(b)	69,806	2,069,050
Kilroy Realty Corp.(b)	81,382	2,666,074
Vornado Realty Trust(b)	113,507	4,198,624
		19,198,025
Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Corp.	213,309	3,839,562
Antero Resources Corp.(a)	192,907	7,801,159
APA Corp.	241,829	5,083,245
Cheniere Energy, Inc.	146,066	33,799,672
Chesapeake Energy Corp.(b)	150,823	16,789,616

Schedule of Investments (unaudited)(continued)
March 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.(b)	1,070,730	$ 179,122,422
Chord Energy Corp.	40,162	4,527,061
Civitas Resources, Inc.(b)	64,953	2,266,210
ConocoPhillips(b)	846,485	88,897,855
Coterra Energy, Inc.(b)	479,430	13,855,527
Devon Energy Corp.	407,272	15,231,973
Diamondback Energy, Inc.(b)	123,324	19,717,041
DT Midstream, Inc.(a)(b)	65,637	6,332,658
EOG Resources, Inc.	366,379	46,984,443
EQT Corp.	385,318	20,587,541
Exxon Mobil Corp.	2,876,361	342,085,614
Hess Corp.	182,672	29,178,198
HF Sinclair Corp.(b)	97,561	3,207,806
Kinder Morgan, Inc.(b)	1,267,639	36,165,741
Marathon Petroleum Corp.	213,399	31,090,100
Matador Resources Co.(b)	76,398	3,903,174
New Fortress Energy, Inc.(b)	44,774	372,072
Occidental Petroleum Corp.(b)	445,167	21,973,443
ONEOK, Inc.(b)	405,482	40,231,924
Ovintiv, Inc.	168,765	7,223,142
Permian Resources Corp.(b)	434,553	6,018,559
Phillips 66(b)	269,937	33,331,821
Range Resources Corp.	155,739	6,218,658
Targa Resources Corp.	141,445	28,355,479
Texas Pacific Land Corp.(b)	12,278	16,268,227
Valero Energy Corp.(b)	206,412	27,260,833
Viper Energy, Inc.	81,255	3,668,663
Williams Cos., Inc.	795,809	47,557,546
		1,148,946,985
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.(b)	40,981	3,769,432
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	82,438	4,057,598
American Airlines Group, Inc.(a)	439,443	4,636,124
Delta Air Lines, Inc.	421,191	18,363,927
Southwest Airlines Co.(b)	393,946	13,228,707
United Airlines Holdings, Inc.(a)	214,032	14,778,910
		55,065,266
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	84,709	6,307,432
Coty, Inc., Class A(a)	222,350	1,216,255
elf Beauty, Inc.(a)(b)	34,390	2,159,348
Estee Lauder Cos., Inc., Class A	149,313	9,854,658
Kenvue, Inc.(b)	1,252,179	30,027,252
		49,564,945
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.(b)	1,326,783	80,920,495
Elanco Animal Health, Inc.(a)(b)	322,932	3,390,786
Eli Lilly & Co.	523,702	432,530,719
Intra-Cellular Therapies, Inc.(a)	68,167	8,992,591
Jazz Pharmaceuticals PLC(a)(b)	38,187	4,740,916
Johnson & Johnson	1,578,020	261,698,837
Merck & Co., Inc.(b)	1,658,741	148,888,592
Organon & Co.(b)	175,004	2,605,809
Perrigo Co. PLC	90,368	2,533,919
Pfizer, Inc.(b)	3,708,734	93,979,319
Royalty Pharma PLC, Class A(b)	254,746	7,930,243
Security	Shares	Value
Pharmaceuticals (continued)
Viatris, Inc.(b)	780,599	$ 6,799,017
Zoetis, Inc., Class A	295,361	48,631,189
		1,103,642,432
Professional Services — 0.8%
Amentum Holdings, Inc.(a)(b)	98,895	1,799,889
Automatic Data Processing, Inc.	268,883	82,151,823
Booz Allen Hamilton Holding Corp.(b)	81,955	8,570,854
Broadridge Financial Solutions, Inc.	76,560	18,562,738
CACI International, Inc., Class A(a)	14,590	5,353,363
Clarivate PLC(a)(b)	255,993	1,006,052
Concentrix Corp.(b)	30,351	1,688,730
Dayforce, Inc.(a)(b)	98,125	5,723,631
Dun & Bradstreet Holdings, Inc.(b)	189,122	1,690,751
Equifax, Inc.(b)	80,321	19,562,983
FTI Consulting, Inc.(a)(b)	23,507	3,857,029
Genpact Ltd.(b)	114,181	5,752,439
Jacobs Solutions, Inc.	81,305	9,828,961
KBR, Inc.	85,781	4,272,752
Leidos Holdings, Inc.(b)	87,953	11,868,378
ManpowerGroup, Inc.	31,447	1,820,152
Parsons Corp.(a)	29,734	1,760,550
Paychex, Inc.(b)	210,290	32,443,541
Paycom Software, Inc.(b)	33,757	7,375,229
Paycor HCM, Inc.(a)	58,069	1,303,068
Paylocity Holding Corp.(a)	28,167	5,276,806
Robert Half, Inc.(b)	68,594	3,741,803
Science Applications International Corp.(b)	32,811	3,683,691
SS&C Technologies Holdings, Inc.	141,682	11,834,697
TransUnion	128,577	10,670,605
Verisk Analytics, Inc.(b)	92,134	27,420,921
		289,021,436
Real Estate Management & Development(a) — 0.2%
CBRE Group, Inc., Class A(b)	200,009	26,157,177
CoStar Group, Inc.(b)	271,502	21,511,104
Howard Hughes Holdings, Inc.(b)	21,687	1,606,573
Jones Lang LaSalle, Inc.	31,186	7,731,321
Seaport Entertainment Group, Inc.(b)	5,462	117,269
Zillow Group, Inc., Class A	30,566	2,043,643
Zillow Group, Inc., Class C(b)	99,684	6,834,335
		66,001,422
Residential REITs — 0.4%
American Homes 4 Rent, Class A(b)	218,890	8,276,231
AvalonBay Communities, Inc.(b)	92,749	19,905,790
Camden Property Trust	68,235	8,345,140
Equity LifeStyle Properties, Inc.	121,888	8,129,930
Equity Residential	246,964	17,677,683
Essex Property Trust, Inc.(b)	42,224	12,944,612
Invitation Homes, Inc.(b)	395,005	13,765,924
Mid-America Apartment Communities, Inc.(b)	76,460	12,813,167
Sun Communities, Inc.(b)	81,294	10,457,660
UDR, Inc.	218,398	9,865,038
		122,181,175
Retail REITs — 0.3%
Agree Realty Corp.	68,132	5,259,109
Brixmor Property Group, Inc.	201,822	5,358,374
Federal Realty Investment Trust(b)	55,452	5,424,315
Kimco Realty Corp.	438,481	9,313,337
NNN REIT, Inc.	118,800	5,066,820
Realty Income Corp.(b)	569,921	33,061,117
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Regency Centers Corp.(b)	119,433	$ 8,809,378
Simon Property Group, Inc.	211,550	35,134,224
		107,426,674
Semiconductors & Semiconductor Equipment — 8.8%
Advanced Micro Devices, Inc.(a)	1,053,036	108,188,919
Allegro MicroSystems, Inc.(a)(b)	81,181	2,040,079
Amkor Technology, Inc.(b)	73,275	1,323,346
Analog Devices, Inc.	324,111	65,363,465
Applied Materials, Inc.(b)	533,083	77,361,005
Astera Labs, Inc.(a)	74,259	4,431,035
Broadcom, Inc.(b)	3,008,680	503,743,292
Cirrus Logic, Inc.(a)	33,462	3,334,656
Enphase Energy, Inc.(a)	87,581	5,434,401
Entegris, Inc.(b)	100,067	8,753,861
First Solar, Inc.(a)(b)	68,841	8,703,568
GLOBALFOUNDRIES, Inc.(a)(b)	64,640	2,385,862
Intel Corp.(b)	2,835,316	64,390,026
KLA Corp.(b)	86,957	59,113,369
Lam Research Corp.	840,822	61,127,759
Lattice Semiconductor Corp.(a)(b)	91,433	4,795,661
MACOM Technology Solutions Holdings, Inc., Class H(a)	39,876	4,002,753
Marvell Technology, Inc.(b)	560,411	34,504,505
Microchip Technology, Inc.	346,727	16,785,054
Micron Technology, Inc.(b)	721,070	62,653,772
MKS Instruments, Inc.(b)	44,270	3,548,240
Monolithic Power Systems, Inc.(b)	30,708	17,810,026
NVIDIA Corp.	15,308,783	1,659,165,902
ON Semiconductor Corp.(a)(b)	281,191	11,441,662
Onto Innovation, Inc.(a)	32,179	3,904,600
Qorvo, Inc.(a)	60,117	4,353,072
QUALCOMM, Inc.	730,496	112,211,491
Skyworks Solutions, Inc.(b)	106,797	6,902,290
Teradyne, Inc.	100,942	8,337,809
Texas Instruments, Inc.(b)	595,403	106,993,919
Universal Display Corp.(b)	30,910	4,311,327
Wolfspeed, Inc.(a)(b)	80,018	244,855
		3,037,661,581
Software — 9.5%
Adobe, Inc.(a)	284,730	109,202,497
ANSYS, Inc.(a)(b)	57,248	18,122,427
Appfolio, Inc., Class A(a)(b)	14,289	3,142,151
AppLovin Corp., Class A(a)	171,488	45,439,175
Atlassian Corp. Ltd., Class A(a)	105,657	22,421,472
Autodesk, Inc.(a)	140,890	36,885,002
Bentley Systems, Inc., Class B(b)	91,082	3,583,166
Bill Holdings, Inc.(a)	63,681	2,922,321
Cadence Design Systems, Inc.(a)	178,264	45,337,883
CCC Intelligent Solutions Holdings, Inc.(a)(b)	330,603	2,985,345
Confluent, Inc., Class A(a)	158,918	3,725,038
Crowdstrike Holdings, Inc., Class A(a)(b)	150,506	53,065,405
Datadog, Inc., Class A(a)	198,691	19,712,134
DocuSign, Inc.(a)(b)	133,143	10,837,840
Dolby Laboratories, Inc., Class A	38,321	3,077,559
DoubleVerify Holdings, Inc.(a)	93,379	1,248,477
Dropbox, Inc., Class A(a)	144,818	3,868,089
Dynatrace, Inc.(a)	195,261	9,206,556
Elastic NV(a)	55,507	4,945,674
Fair Isaac Corp.(a)	15,512	28,606,610
Five9, Inc.(a)	48,260	1,310,259
Fortinet, Inc.(a)	412,715	39,727,946
Gen Digital, Inc.(b)	350,336	9,297,917
Security	Shares	Value
Software (continued)
Gitlab, Inc., Class A(a)(b)	84,818	$ 3,986,446
Guidewire Software, Inc.(a)	53,112	9,951,064
HubSpot, Inc.(a)	32,397	18,508,082
Informatica, Inc., Class A(a)	46,751	815,805
Intuit, Inc.	178,616	109,668,438
Manhattan Associates, Inc.(a)	40,235	6,962,264
Microsoft Corp.	4,865,029	1,826,283,236
MicroStrategy, Inc., Class A(a)(b)	151,104	43,558,750
nCino, Inc.(a)(b)	54,251	1,490,275
Nutanix, Inc., Class A(a)	165,127	11,527,516
Oracle Corp.	1,045,590	146,183,938
Palantir Technologies, Inc., Class A(a)	1,346,622	113,654,897
Palo Alto Networks, Inc.(a)(b)	423,191	72,213,312
Pegasystems, Inc.(b)	29,753	2,068,429
Procore Technologies, Inc.(a)(b)	69,411	4,582,514
PTC, Inc.(a)	78,316	12,135,064
RingCentral, Inc., Class A(a)	55,109	1,364,499
Roper Technologies, Inc.	69,832	41,171,551
Salesforce, Inc.	604,513	162,227,109
SentinelOne, Inc., Class A(a)	185,976	3,381,044
ServiceNow, Inc.(a)	134,311	106,930,360
Synopsys, Inc.(a)	100,857	43,252,524
Teradata Corp.(a)	58,692	1,319,396
Tyler Technologies, Inc.(a)	27,717	16,114,387
UiPath, Inc., Class A(a)	266,803	2,748,071
Unity Software, Inc.(a)	194,729	3,814,741
Workday, Inc., Class A(a)	138,405	32,321,720
Zoom Communications, Inc.(a)	174,110	12,844,095
Zscaler, Inc.(a)	61,018	12,107,192
		3,301,857,662
Specialized REITs — 0.9%
American Tower Corp.(b)	305,362	66,446,771
Crown Castle, Inc.(b)	284,271	29,629,566
CubeSmart	148,936	6,361,057
Digital Realty Trust, Inc.(b)	216,678	31,047,791
EPR Properties(b)	50,315	2,647,072
Equinix, Inc.	63,042	51,401,295
Extra Space Storage, Inc.	136,748	20,305,710
Gaming & Leisure Properties, Inc.	173,963	8,854,717
Iron Mountain, Inc.	190,363	16,378,832
Lamar Advertising Co., Class A(b)	57,506	6,543,033
Millrose Properties, Inc., Class A(a)(b)	76,577	2,030,056
National Storage Affiliates Trust(b)	46,552	1,834,149
Public Storage(b)	103,410	30,949,579
Rayonier, Inc.	95,766	2,669,956
SBA Communications Corp.(b)	69,234	15,232,172
VICI Properties, Inc.(b)	688,860	22,470,613
Weyerhaeuser Co.(b)	472,046	13,821,507
		328,623,876
Specialty Retail — 1.9%
Advance Auto Parts, Inc.(b)	38,621	1,514,329
AutoNation, Inc.(a)	16,753	2,712,646
AutoZone, Inc.(a)	11,035	42,074,027
Bath & Body Works, Inc.	140,102	4,247,893
Best Buy Co., Inc.(b)	137,876	10,149,052
Burlington Stores, Inc.(a)	41,456	9,880,208
CarMax, Inc.(a)(b)	99,182	7,728,261
Carvana Co.(a)	70,739	14,790,110
Dick’s Sporting Goods, Inc.(b)	36,960	7,449,658
Five Below, Inc.(a)	37,572	2,815,082
Floor & Decor Holdings, Inc., Class A(a)(b)	68,049	5,475,903
GameStop Corp., Class A(a)	250,227	5,585,067

Schedule of Investments (unaudited)(continued)
March 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Gap, Inc.(b)	136,814	$ 2,819,736
Home Depot, Inc.	648,860	237,800,701
Lithia Motors, Inc.	17,053	5,005,738
Lowe’s Cos., Inc.(b)	369,603	86,202,508
Murphy USA, Inc.(b)	12,291	5,774,435
O’Reilly Automotive, Inc.(a)	37,819	54,178,743
Penske Automotive Group, Inc.(b)	13,165	1,895,497
RH(a)(b)	10,586	2,481,464
Ross Stores, Inc.	212,854	27,200,613
TJX Cos., Inc.(b)	741,216	90,280,109
Tractor Supply Co.(b)	350,186	19,295,249
Ulta Beauty, Inc.(a)	30,328	11,116,425
Valvoline, Inc.(a)	82,639	2,876,663
Wayfair, Inc., Class A(a)(b)	60,688	1,943,837
Williams-Sonoma, Inc.(b)	80,041	12,654,482
		675,948,436
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	9,638,654	2,141,034,213
Dell Technologies, Inc., Class C(b)	180,406	16,444,007
Hewlett Packard Enterprise Co.(b)	863,812	13,328,619
HP, Inc.	614,293	17,009,773
NetApp, Inc.	134,386	11,804,466
Pure Storage, Inc., Class A(a)	197,484	8,742,617
Sandisk Corp.(a)	76,107	3,623,454
Super Micro Computer, Inc.(a)(b)	315,939	10,817,752
Western Digital Corp.(a)(b)	228,560	9,240,681
		2,232,045,582
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)(b)	37,689	1,007,427
Birkenstock Holding PLC(a)	25,819	1,183,801
Capri Holdings Ltd.(a)(b)	79,938	1,577,177
Carter’s, Inc.(b)	23,015	941,314
Columbia Sportswear Co.(b)	19,408	1,468,992
Crocs, Inc.(a)	36,312	3,856,334
Deckers Outdoor Corp.(a)	99,173	11,088,533
Lululemon Athletica, Inc.(a)	74,972	21,221,574
NIKE, Inc., Class B(b)	773,244	49,085,529
PVH Corp.	35,924	2,322,127
Ralph Lauren Corp.(b)	25,275	5,579,204
Skechers USA, Inc., Class A(a)	87,354	4,959,960
Tapestry, Inc.	153,890	10,835,395
Under Armour, Inc., Class A(a)	126,836	792,725
Under Armour, Inc., Class C(a)	128,526	764,730
VF Corp.(b)	237,685	3,688,871
		120,373,693
Tobacco — 0.7%
Altria Group, Inc.(b)	1,109,281	66,579,046
Philip Morris International, Inc.	1,016,899	161,412,378
		227,991,424
Trading Companies & Distributors — 0.4%
Air Lease Corp.(b)	68,474	3,307,979
Security	Shares	Value
Trading Companies & Distributors (continued)
Core & Main, Inc., Class A(a)	126,244	$ 6,098,848
Fastenal Co.(b)	374,288	29,026,034
Ferguson Enterprises, Inc.	131,099	21,005,993
MSC Industrial Direct Co., Inc., Class A(b)	30,370	2,358,838
SiteOne Landscape Supply, Inc.(a)(b)	27,816	3,377,975
United Rentals, Inc.	42,814	26,831,534
Watsco, Inc.(b)	22,838	11,608,555
WESCO International, Inc.	27,277	4,236,118
WW Grainger, Inc.	28,454	28,107,715
		135,959,589
Water Utilities(b) — 0.1%
American Water Works Co., Inc.	128,071	18,893,034
Essential Utilities, Inc.	168,133	6,646,297
		25,539,331
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(b)	308,100	82,173,351
Total Common Stocks — 97.1% (Cost: $16,456,775,974)		33,668,399,975
Investment Companies
Equity Funds — 1.2%
iShares Russell 1000 ETF(b)(c)	1,343,889	412,224,512
Total Investment Companies — 1.2% (Cost: $413,044,036)		412,224,512
Total Long-Term Investments — 98.3% (Cost: $16,869,820,010)		34,080,624,487
Short-Term Securities
Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(e)(f)	3,024,276,361	3,025,788,499
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)(e)	170,049,143	170,049,143
Total Short-Term Securities — 9.2% (Cost: $3,194,702,264)		3,195,837,642
Total Investments — 107.5% (Cost: $20,064,522,274)		37,276,462,129
Liabilities in Excess of Other Assets — (7.5)%		(2,605,225,286)
Net Assets — 100.0%		$ 34,671,236,843

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Large Cap Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,880,715,577	$ 1,145,094,836 (a)	$ —	$ 9,306	$ (31,220)	$ 3,025,788,499	3,024,276,361	$ 1,270,177 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	242,319,252	—	(72,270,109)(a)	—	—	170,049,143	170,049,143	2,185,572	—
Blackrock, Inc.	94,703,762	4,017,318	—	—	(7,320,453)	91,400,627	96,569	490,688	—
iShares Russell 1000 ETF	263,323,275	396,716,654	(237,561,715)	2,208,892	(12,462,594)	412,224,512	1,343,889	834,654	—
				$ 2,218,198	$ (19,814,267)	$ 3,699,462,781		$ 4,781,091	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	783	06/20/25	$ 221,325	$ (1,680,968)
S&P Mid 400 E-Mini Index	58	06/20/25	17,044	(87,383)
				$ (1,768,351)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
March 31, 2025
Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 33,668,399,974	$ —	$ 1	$ 33,668,399,975
Investment Companies	412,224,512	—	—	412,224,512
Short-Term Securities
Money Market Funds	3,195,837,642	—	—	3,195,837,642
	$37,276,462,128	$—	$1	$37,276,462,129
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (1,768,351)	$ —	$ —	$ (1,768,351)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
Master Portfolio Schedule of Investments